Note 12 - Stock-based Compensation (Details Textual) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2021	Sep. 27, 2021	Jul. 30, 2021	Jan. 27, 2021	Oct. 14, 2020	Jul. 19, 2018	Jun. 18, 2013	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2020
Common Stock, Shares Authorized (in shares)								800,000,000		800,000,000		800,000,000	800,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)										675,000		7,375,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum												79.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum												119.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum												0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum												2.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate												0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)												5 years 7 months 6 days
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total								$ 230,633		$ 230,633
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)										1 year 9 months 14 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)												18,814,908
Restricted Stock [Member]
Share-Based Payment Arrangement, Expense								$ 10,000	$ 0	$ 30,000	$ 104,000
Non Employee Restricted Shares [Member]
Share-Based Payment Arrangement, Expense												$ 105,000	$ 220,000
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense												124,000	288,000
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense												$ 267,000	390,000
Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)												24,479,212
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)												9,792,500
Employees Directors And Consultants [Member]
Share-Based Payment Arrangement, Expense												$ 391,000	$ 678,000
Employees [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)			150,000
The 2013 Plan [Member]
Common Stock, Shares Authorized (in shares)												31,114,256		34,114,256
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)	3,000,000						3,000,000
Increase In Aggregate Number Of Shares (in shares)												3,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)												0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)								5,508,158		5,508,158		99,340
Share-Based Payment Arrangement, Expense								$ 81,000	94,000	$ 367,000	269,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total												$ 153,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)												2 years 5 months 19 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount												$ 43,000
The 2013 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)			50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						100.00%
The 2013 Plan [Member] | Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense								29,000	35,000	123,000	89,000
The 2013 Plan [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense								$ 52,000	$ 59,000	$ 245,000	$ 180,000
The 2013 Plan [Member] | Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)										475,000		5,300,000
The 2013 Plan [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)										200,000		2,075,000
The 2013 Plan [Member] | Consultants [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)		300,000		500,000	50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)					90 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other (in shares)						220,000
The 2013 Plan [Member] | Consultants [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.33%
The 2013 Plan [Member] | Board Of Directors And Management [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)						745,000